Note 24 - Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
24.	SUBSEQUENT EVENT

The Company didn’t renew the bank facility which was matured in February 2013, and repaid the short-term loan of US$ 7,095,584.

In March, 2013, in order to enhance our return on cash, the Company's Board of Directors approved and authorized the Company's participation in a real estate project. Pursuant to the investment agreement entered into in connection with the real estate project, the Company will own 49% of the equity interest with a consideration of $21,525,608. The Company does not intend to engage in real estate investment as part of our business operation.